Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables

As at Dec. 31	2017	2016
Trade accounts receivable	693	446
Mississauga recontracting receivable	108	112
Net trade receivables	801	558
Collateral paid (Note 14)	67	77
Current portion of finance lease receivables (Note 7)	59	59
Current portion of loan receivable (Note 19)	5	—
Income taxes receivables	1	9
Trade and other receivables	933	703